Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Mar. 01, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	$ 31,370	$ 31,276	$ 30,616	$ 30,961	$ 28,597	$ 30,148	$ 29,991	$ 30,087	$ 27,861	$ 29,870	$ 29,153	$ 31,098	$ 31,652	$ 32,094	$ 31,648	$ 31,696	$ 30,839	$ 31,072	$ 29,373	$ 30,473	$ 29,770	$ 29,491	$ 28,751		$ 28,048	$ 27,207	$ 27,483	$ 27,083	$ 27,162	$ 27,347	$ 27,213	$ 26,668	$ 26,237	$ 26,761	$ 27,143	$ 26,630	$ 26,311	$ 25,717	$ 25,381	$ 25,291	$ 25,616	$ 25,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	31,370	31,276	30,616	30,961	28,597	30,148	29,991	30,087	27,861	29,870	29,153	31,098	31,652	32,094	31,648	31,696	30,839	31,072	29,373	30,473	29,770	29,491	28,751		28,048	27,207	27,483	27,083	27,162	27,347	27,213	26,668	26,237	26,761	27,143	26,630	26,311	25,717	25,381	25,291	25,616	25,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	556,664	554,995	543,273	549,397	507,460	534,971	532,190	533,903	494,389	530,049	517,319	551,837	561,672	569,504	561,597	562,449	547,245	551,364	521,225	540,743	528,261	523,323	510,196	$ 500,000
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index
Account Value [Line Items]
Account Value	30,645	30,517	30,041	30,324	28,499	29,572	29,496	29,571	27,812	29,298	28,500	29,999	30,544	30,886	30,578	30,632	30,010	30,162	28,758	29,556	28,951	28,777	28,093		27,581	26,777	26,990	26,608	26,689	26,921	26,830	26,392	25,987	26,408	26,712	26,337	26,109	25,615	25,290	25,211	25,474	25,000
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index
Account Value [Line Items]
Account Value	30,645	30,517	30,041	30,324	28,499	29,572	29,496	29,571	27,812	29,298	28,500	29,999	30,544	30,886	30,578	30,632	30,010	30,162	28,758	29,556	28,951	28,777	28,093		$ 27,581	$ 26,777	$ 26,990	$ 26,608	$ 26,689	$ 26,921	$ 26,830	$ 26,392	$ 25,987	$ 26,408	$ 26,712	$ 26,337	$ 26,109	$ 25,615	$ 25,290	$ 25,211	$ 25,474	$ 25,000
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index
Account Value [Line Items]
Account Value	$ 553,229	$ 550,926	$ 542,333	$ 547,441	$ 514,486	$ 533,857	$ 532,488	$ 533,850	$ 502,086	$ 528,913	$ 514,502	$ 541,567	$ 551,406	$ 557,574	$ 552,029	$ 553,002	$ 541,767	$ 544,508	$ 519,164	$ 533,565	$ 522,642	$ 519,507	$ 507,167	$ 500,000